Trade and other receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables	[1]	$ 20,613	$ 12,840
Sales tax receivables		7,210	4,617
Other receivables		53	397
Total		$ 27,876	$ 17,854

[1]	Trade receivables exclude sales and income tax receivables.